Accounts receivable, trade	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts receivable, trade
Note 3 - Accounts receivable, trade

Accounts receivable as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015

Accounts receivable	$315	$229
Allowance for doubtful accounts	(196)	(1)
	$119	$228

The movements in allowance for doubtful accounts are as follows:

	2016	2015

Balance at the beginning of the period	$1	$-
Addition	195	1
Balance at the end of the period	$196	$1

All of the Company’s customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.